Investment in associates - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Assets	R$ 135,117,518	R$ 141,265,902
Liabilities	(104,107,886)	(101,867,540)
Shareholders' equity and uncovered liabilities	31,009,632	39,398,362	R$ 50,981,180	R$ 48,169,399
Net income of the year	(10,194,401)	(8,161,766)	R$ 4,884,744
Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	38,850	26,500
Liabilities	(9,584)	(10,150)
Shareholders' equity and uncovered liabilities	29,266	16,350
Net income of the year	11,108	7,987
Elevacoes Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	2,348,302	2,183,550
Liabilities	(1,700,137)	(1,390,465)
Shareholders' equity and uncovered liabilities	648,165	793,085
Net income of the year	34,087	66,042
Termag - Marítimo Terminal de Guarujá S.A.
Disclosure of investments accounted for using equity method [line items]
Assets	255,599	280,950
Liabilities	(232,054)	(259,472)
Shareholders' equity and uncovered liabilities	23,545	21,478
Net income of the year	1,413	(13,329)
TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	221,055	233,962
Liabilities	(56,784)	(69,789)
Shareholders' equity and uncovered liabilities	164,271	164,173
Net income of the year	62,033	68,477
Terminal Multimodal de Grãos e Fertilizantes S.A [member]
Disclosure of investments accounted for using equity method [line items]
Assets	121,868	61,002
Liabilities	(6,777)	(1,032)
Shareholders' equity and uncovered liabilities	115,091	59,970
Net income of the year	4,411	146
Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	523,560
Liabilities	(266,495)
Shareholders' equity and uncovered liabilities	257,065
Net income of the year	105,416
Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,094,185	1,127,032
Liabilities	(211,015)	(328,564)
Shareholders' equity and uncovered liabilities	883,170	798,468
Net income of the year	158,274	162,847
CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,412,608	1,695,573
Liabilities	(566,497)	(953,322)
Shareholders' equity and uncovered liabilities	846,111	742,251
Net income of the year	145,032	184,905
Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	341,407	378,691
Liabilities	(149,979)	(197,859)
Shareholders' equity and uncovered liabilities	191,428	180,832
Net income of the year	49,532	37,640
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Assets		455,316,000
Liabilities		(248,544,000)
Shareholders' equity and uncovered liabilities		206,772,000
Net income of the year		R$ 31,592,000